SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule Of Earnings Per Share Basic And Diluted

Presented below is a summary of the components used to calculate basic and diluted earnings per share:

	Years Ended December 31,
	2019	2018
Net income	$1,850,100	$2,406,136
Less cumulative preferred stock dividends	(597,282)	(597,282)

Net income available to common stockholders	$1,252,818	$1,808,854

Weighted average number of common shares outstanding	5,020,803	5,020,803
Effect of dilutive options	316,043	254,375

Weighted average number of common shares outstanding used to calculate dilutive earnings per share	5,336,846	5,275,178

Basic earnings per common share	$0.25	$0.36

Diluted earnings per common share	$0.23	$0.34